Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	September 2021 ATM [Member] Common Stock Outstanding [Member]	September 2021 ATM [Member] Treasury Stock, Common [Member]	September 2021 ATM [Member] Additional Paid-in Capital [Member]	September 2021 ATM [Member] Retained Earnings [Member]	September 2021 ATM [Member]	RA Capital Healthcare Fund 2024 [Member] Common Stock Outstanding [Member]	RA Capital Healthcare Fund 2024 [Member] Treasury Stock, Common [Member]	RA Capital Healthcare Fund 2024 [Member] Additional Paid-in Capital [Member]	RA Capital Healthcare Fund 2024 [Member] Retained Earnings [Member]	RA Capital Healthcare Fund 2024 [Member]	June 2024 Offering [Member] Common Stock Outstanding [Member]	June 2024 Offering [Member] Treasury Stock, Common [Member]	June 2024 Offering [Member] Additional Paid-in Capital [Member]	June 2024 Offering [Member] Retained Earnings [Member]	June 2024 Offering [Member]	The March 2025 ATM [Member] Common Stock Outstanding [Member]	The March 2025 ATM [Member] Treasury Stock, Common [Member]	The March 2025 ATM [Member] Additional Paid-in Capital [Member]	The March 2025 ATM [Member] Retained Earnings [Member]	The March 2025 ATM [Member] AOCI Attributable to Parent [Member]	The March 2025 ATM [Member]	RA Capital Healthcare Fund 2025 [Member] Common Stock Outstanding [Member]	RA Capital Healthcare Fund 2025 [Member] Treasury Stock, Common [Member]	RA Capital Healthcare Fund 2025 [Member] Additional Paid-in Capital [Member]	RA Capital Healthcare Fund 2025 [Member] Retained Earnings [Member]	RA Capital Healthcare Fund 2025 [Member] AOCI Attributable to Parent [Member]	RA Capital Healthcare Fund 2025 [Member]	Common Stock Outstanding [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2023																												153,959,853
Balances at Dec. 31, 2023																												$ 15	$ (366)	$ 467,731	$ (409,574)	$ (1)	$ 57,805
Balances (in shares) at Dec. 31, 2023																													(507,020)
Issuance of common stock (in shares)	7,719,641	0				15,384,615	0				50,000,000	0
Issuance of common stock	$ 1	$ 0	$ 8,801	$ 0	$ 8,802	$ 2	$ 0	$ 9,943	$ 0	$ 9,945	$ 5	$ 0	$ 37,540	$ 0	$ 37,545
Issuance of common stock upon exercise of stock options (in shares)																												38,030	0				38,030
Issuance of common stock upon exercise of stock options																												$ 0	$ 0	30	0	0	$ 30
Issuance of common stock under ESPP (in shares)																												502,423	0
Issuance of common stock under ESPP																												$ 0	$ 0	312	0	0	312
Issuance of treasury stock under ESPP (in shares)																													280,516
Issuance of treasury stock under ESPP																													$ 230	(88)	0	0	142
Release of common stock for vested restricted stock units (in shares)																												599,260	0
Release of common stock for vested restricted stock units																												$ 0	$ 0	0	0	0	0
Repurchase of common stock to satisfy tax withholding (in shares)																												0	(203,043)
Repurchase of common stock to satisfy tax withholding																												$ 0	$ (214)	0	0	0	(214)
Stock-based compensation																												0	0	11,501		0	11,501
Unrealized loss on available-for-sale investments																												0	0	0	0	5	5
Net income (loss)																												$ 0	0	0	(66,948)	0	(66,948)
Balances (in shares) at Dec. 31, 2024																												228,203,822
Balances at Dec. 31, 2024																												$ 23	$ (350)	535,770	(476,522)	4	$ 58,925
Balances (in shares) at Dec. 31, 2024																													(429,547)				429,547
Issuance of common stock upon exercise of stock options (in shares)																													0				3,625
Issuance of common stock upon exercise of stock options																													$ 0	3	0	0	$ 3
Release of common stock for vested restricted stock units (in shares)																													0
Release of common stock for vested restricted stock units																													$ 0	0	0	0	0
Repurchase of common stock to satisfy tax withholding (in shares)																													(273,229)
Repurchase of common stock to satisfy tax withholding																													$ (167)	0	0	0	(167)
Stock-based compensation																													0	2,459		0	2,459
Unrealized loss on available-for-sale investments																													0	0	0	(11)	(11)
Net income (loss)																													0	0	(15,591)	0	(15,591)
Balances at Mar. 31, 2025																													$ (517)	538,232	(492,113)	(7)	45,618
Balances (in shares) at Mar. 31, 2025																													(702,776)
Balances (in shares) at Dec. 31, 2024																												228,203,822
Balances at Dec. 31, 2024																												$ 23	$ (350)	535,770	(476,522)	4	$ 58,925
Balances (in shares) at Dec. 31, 2024																													(429,547)				429,547
Issuance of common stock (in shares)																382,700	0				382,700	11,111,111	0
Issuance of common stock																$ 0	$ 0	$ 53	$ 0	$ 0	$ 53	$ 1	$ 0	$ 4,200	$ 0	$ 0	$ 4,201
Issuance of common stock upon exercise of stock options (in shares)																												3,625	0				3,625
Issuance of common stock upon exercise of stock options																												$ 0	$ 0	3	0	0	$ 3
Issuance of treasury stock under ESPP (in shares)																												0	539,448
Issuance of treasury stock under ESPP																												$ 0	$ 390	(209)	0	0	181
Release of common stock for vested restricted stock units (in shares)																												1,041,423	0
Release of common stock for vested restricted stock units																												$ 0	$ 0	0	0	0	0
Repurchase of common stock to satisfy tax withholding (in shares)																												0	(357,988)
Repurchase of common stock to satisfy tax withholding																												$ 0	$ (199)	0	0	0	(199)
Stock-based compensation																												0	0	8,314		0	8,314
Unrealized loss on available-for-sale investments																												0	0	0	0	(7)	(7)
Net income (loss)																												$ 0	0	0	16,327	0	16,327
Balances (in shares) at Dec. 31, 2025																												240,742,681
Balances at Dec. 31, 2025																												$ 24	$ (159)	548,131	(460,195)	(3)	$ 87,798
Balances (in shares) at Dec. 31, 2025																													(248,087)				248,087
Issuance of common stock upon exercise of stock options (in shares)																																	(0)
Release of common stock for vested restricted stock units (in shares)																													0
Release of common stock for vested restricted stock units																													$ 0	0	0	0	$ 0
Repurchase of common stock to satisfy tax withholding (in shares)																													(506,990)
Repurchase of common stock to satisfy tax withholding																													$ (338)	0	0	0	(338)
Stock-based compensation																													0	1,482		0	1,482
Unrealized loss on available-for-sale investments																													0	0	0	(4)	(4)
Net income (loss)																													0	0	5,179	0	5,179
Balances at Mar. 31, 2026																													$ (497)	$ 549,613	$ (455,016)	$ (7)	$ 94,117
Balances (in shares) at Mar. 31, 2026																													(755,077)				755,077